Other Current Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Financial Liabilities [Abstract]
Schedule of Other Current Financial Liabilities
As at December 31,	2025	2024
Derivative liabilities (Note 24)	$832, 432	$—
Interest payable(a)	19,342	20,849
Satellite performance incentive payments	3,230	2,708
Other	2,087	2,322
Security deposits	546	604
Other current financial liabilities	$857,637	$26,483

Schedule of Movements in Telesat Lightspeed Financing Warrants

The movements in Telesat Lightspeed Financing Warrants were as follows:

	Government of Canada	Government of Quebec	Total
Balance on December 31, 2024	$519,948	$97,187	$617,135
Change in fair value	181,426	33,911	215,337
Impact of foreign exchange	(34)	(6)	(40)
Balance on December 31, 2025	$701,340	$131,092	$832,432